DEFERRED EXPENSES - RIGHT OF USE (Schedule of Deferred Expenses - Right of Use) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance	₪ 617
Balance	538	[1]	₪ 617
Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Current	26		51
Non-current	102		185
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	3,069		3,050	₪ 3,119
Share in PHI's accounts included as of Jan 1, 2019	173
Additional payments	160		162	143
Balance	3,173		3,069	3,050
Cost [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	736		629	516
Share in PHI's accounts included as of Jan 1, 2019	(169)
Additional payments	51		107	113
Balance	618		736	629
Accumulated amortization and impairment [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	500		453	413
Share in PHI's accounts included as of Jan 1, 2019	(38)
Amortization	28		47	40
Balance	490		500	453
Carrying amounts, net [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	617		697
Balance	538		617	697
Carrying amounts, net [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	236		176	103
Balance	₪ 128		₪ 236	₪ 176

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.